Employee benefits liabilities - schedule of future payments (Details) € in Millions	Dec. 31, 2019 EUR (€)
2020 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 1,524
2020 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	132
2021 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,483
2021 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	131
2022 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,472
2022 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	129
2023 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,460
2023 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	129
2024 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	1,465
2024 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	128
2024-2028 | Pension benefits
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	7,282
2024-2028 | Health care and life insurance plans
Defined Benefit Plan, Estimated Future Benefit Payments1 [Abstract]
Expected benefit payments	€ 633